Document and Entity Information Document	Apr. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2022
Entity Registrant Name	Ziff Davis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25965
Entity Tax Identification Number	47-1053457
Entity Address, Address Line One	114 5th Avenue,
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	503-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ZD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001084048
Amendment Flag	false